Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 14,156	$ 16,673
Federal statutory taxes	35.00%	35.00%	35.00%
Effective income tax rate	11.00%	(30.70%)	(12.70%)
Decrease in unrecognized tax benefits for closed tax years		$ 20,300
Unrecognized tax benefits	$ 69,801	$ 54,621	$ 66,918
Accrued interest and penalties	2,800
Long-term Deferred Tax Assets [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits	25,100
Research [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carry forwards	6,100
Undistributed earnings from foreign subsidiaries	2,690,000
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	92,100
Foreign Jurisdictions [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 58,900